Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
COST
Beginning balance, At January 1	$ 734,253	$ 691,618
additions for the year
translation adjustment	(35,198)	42,635
Ending balance, At December 31	699,055	734,253
AMORTIZATION
Beginning balance, At January 1	(85,600)	(66,724)
charge for the year	(15,545)	(14,307)
translation adjustment	4,593	(4,569)
Ending balance, At December 31	(95,552)	(85,600)
CARRYING AMOUNTS
Land use rights	$ 603,503	$ 648,652